Net Debt - Narrative disclosures (Details) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of bonds repaid		2
Repayment of bonds		$ 2,569
Repayment of loans and borrowings		2,643	$ 2,643	$ 3,408
Fixed-rate notes maturing February 2027
Disclosure of detailed information about borrowings [line items]
Issue of fixed-rate notes	$ 1,250
Borrowings, interest rate	4.80%
Fixed-rate notes maturing February 2029
Disclosure of detailed information about borrowings [line items]
Issue of fixed-rate notes	$ 1,250
Borrowings, interest rate	4.85%
Fixed-rate notes maturing February 2031
Disclosure of detailed information about borrowings [line items]
Issue of fixed-rate notes	$ 1,000
Borrowings, interest rate	4.90%
Fixed-rate notes maturing February 2034
Disclosure of detailed information about borrowings [line items]
Issue of fixed-rate notes	$ 1,500
Borrowings, interest rate	5.00%
Commercial paper issued in 2024
Disclosure of detailed information about borrowings [line items]
Commercial papers, value		$ 2,453	$ 2,453	$ 0